Company organization and principal activities	12 Months Ended
Dec. 31, 2017
Company organization and principal activities [abstract]
Company organization and principal activities
1	Company organization and principal activities

Huaneng Power International, Inc. (the "Company") was incorporated in the People's Republic of China (the "PRC") as a Sino-foreign joint stock limited company on 30 June 1994. The registered address of the Company is Huaneng Building, 6 Fuxingmennei Street, Xicheng District, Beijing, the PRC. The Company and its subsidiaries are principally engaged in the generation and sale of electric power to the respective regional or provincial grid companies in the PRC and in the Republic of Singapore ("Singapore"). The Company conducts its business in Singapore through SinoSing Power Pte Ltd. ("SinoSing Power") and its subsidiaries.

The directors consider Huaneng International Power Development Corporation ("HIPDC") and China Huaneng Group Co., Ltd. ("Huaneng Group") as the parent company and ultimate parent company of the Company, respectively. Both HIPDC and Huaneng Group are incorporated in the PRC. HIPDC does not produce financial statements available for public use.